Licenses (Details) (USD $) In Thousands, unless otherwise specified	9 Months Ended	12 Months Ended			0 Months Ended	7 Months Ended
	Sep. 30, 2012	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012	Aug. 15, 2011 item	Aug. 14, 2012
H5N1 licenses
Licenses
Estimated useful life	20 years
Licenses
Licenses
Cost		$ 5,377	$ 5,511
Accumulated amortization		5,025	4,739
Estimated useful life		9 years 1 month 28 days
Amortization expense		371	435	228
Estimated amortization expenses
Within 1 year		352
Net book value		352	772
Licenses | Inactivated hepatitis A
Licenses
Cost		3,405	3,490
Accumulated amortization		3,405	3,490
Licenses | Combined inactivated hepatitis A&B
Licenses
Cost		490	502
Accumulated amortization		490	452
Estimated amortization expenses
Net book value			50
Licenses | H5N1 licenses
Licenses
Cost		1,482	1,519
Accumulated amortization		1,130	797
Estimated useful life						20 years
Estimated amortization expenses
Net book value		$ 352	$ 722
Number of sublicense agreements entered with Medimmune					3